Security Income Fund
One Security Benefit Place
Topeka, Kansas 66636-0001

Supplement Dated March 16, 2009,
To Prospectus Dated October 20, 2008

Effective March 16, 2009, Rydex Distributors, Inc. ("Rydex Distributors") was appointed as an additional distributor to the Security Income Fund (the "Fund"). The Prospectus is therefore supplemented to include references to Rydex Distributors when the Fund's distributor is discussed. Rydex Distributors is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and is an indirect wholly-owned subsidiary of Security Benefit Corporation.

Please Retain This Supplement For Future Reference

Security Income Fund
One Security Benefit Place
Topeka, Kansas 66636-0001

Supplement Dated March 16, 2009
to the Statement of Additional Information Dated October 20, 2008

Effective March 16, 2009, Rydex Distributors, Inc. ("Rydex Distributors") was appointed as an additional distributor to the Security Income Fund (the "Fund"). The Statement of Additional Information is therefore supplemented to include references to Rydex Distributors when the Fund's distributor is discussed. Rydex Distributors is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and is an indirect wholly-owned subsidiary of Security Benefit Corporation.

Security Distributors, Inc. ("Security Distributors") and Rydex Distributors, serve as the principal underwriters for shares of Security U.S. Intermediate Bond Fund and Security High Yield Fund pursuant to separate Distribution Agreements with the Fund. Security Distributors and Rydex Distributors also act as principal underwriter for Security Equity Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund. Security Distributors acts as principal underwriter for SBL Fund. Because Rydex Distributors did not serve as a distributor to the Funds until March 16, 2009, it had not received gross underwriting commissions, net underwriting commissions, or contingent deferred sales charges on redemptions in the fiscal years ended December 31, 2008, December 31, 2007, and December 31, 2006.

Please Retain This Supplement For Future Reference